CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities
Net loss	$ (242,162)	$ (263,930)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	237,225	228,463
Bad debt expense	6,507	6,505
Deferred income tax benefit	(14,103)	(36,272)
Share-based compensation	13,715	17,663
Gain on sale of IPM Product Line	(39,104)
Deferred finance charges	9,182	23,510
Tax indemnity write-off	33,819
Other operating activities	(3,979)	2,548
Changes in operating assets and liabilities:
Accounts receivable	(50,906)	43,109
Prepaid expenses	(2,936)	(4,052)
Other assets	578	10,799
Accounts payable	(18,091)	(39,660)
Accrued expenses and other current liabilities	9,842	(6,038)
Deferred Revenues	33,539	18,751
Other liabilities	774	5,271
Net cash used in (provided by) operating activities	(26,100)	6,667
Cash Flows From Investing Activities:
Capital expenditures	(45,410)	(37,804)
Acquisitions, net of cash acquired	(23,539)	(7,401)
Proceeds from sale of Product Line, net of restricted cash	80,883
Proceeds from sale of equity method investment		5,000
Net cash (used in) provided by investing activities	11,934	(40,205)
Cash Flows used in Financing Activities:
Borrowings of debt	45,000	30,000
Repayment of principal on long-term debt	(46,709)	(15,423)
Repayment of revolving credit facility	(30,000)
Payment of debt issuance costs		(817)
Contingent purchase price payment	(2,470)
Issuance of common stock, net	1,574	9,058
Net cash (used in) provided by financing activities	(32,605)	22,818
Effects of exchange rates	(5,193)	3,248
Net changes in cash and cash equivalents, and restricted cash	(51,964)	(7,472)
Beginning of period:
Cash and cash equivalents	25,575	53,186
Restricted cash	24,362	7,884
Total cash and cash equivalents, and restricted cash, beginning of period	77,548	85,020
Restricted cash	9	24,362
Cash and cash equivalents, and restricted cash, end of period	25,584	77,548
Supplemental Cash Flow Information:
Cash paid for interest	121,916	115,236
Cash paid for income tax	13,210	14,722
Capital expenditures included in accounts payable	$ 5,166	$ 2,473